Retirement benefit plan - Schedule of sensitivity analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Percentage of reasonably possible decrease in actuarial assumption	(1.00%)	(1.00%)
Expected rate of salary and wage increase
Disclosure of defined benefit plans [line items]
Increase in defined benefit plan assumptions	$ 189	$ 243
Decrease in defined benefit plan assumptions	(165)	(212)
Discount rate for defined benefit obligations
Disclosure of defined benefit plans [line items]
Increase in defined benefit plan assumptions	(165)	(211)
Decrease in defined benefit plan assumptions	$ 193	$ 247